Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year) (Details) - The Lincoln Electric Company Employee Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($) shares
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Entity tax identification number	34-0359955
Plan number	005
Participants loans	$ 16,358,531
Total assets	$ 1,281,814,649
Minimum
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Interest rates for participants loans	3.25%
Maximum
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Interest rates for participants loans	10.50%
Investment, Identifier [Axis]: Correll Co, Reliance MetLife Stable Value Fund Series 25053, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:CorrellCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:CorrellCoRelianceMetlifeStableValueFundSeries25053Member
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 200,765
Investment, Identifier [Axis]: Fidelity BrokerageLink, Self-directed brokerage accounts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityBrokeragelinkMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityBrokeragelinkSelfDirectedBrokerageAccountsMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 37,845,069
Investment, Identifier [Axis]: Fidelity, American Funds EUPAC Fund Class R-6, Registered Investment Companies
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityAmericanFundsEupacFundClassR6Member
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 17,448,167
Investment, Identifier [Axis]: Fidelity, American Washington Mutual Fund, Registered Investment Companies
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityAmericanWashingtonMutualFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 41,890,000
Investment, Identifier [Axis]: Fidelity, Dodge & Cox Balanced Fund, Registered Investment Companies
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityDodgeCoxBalancedFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 39,391,532
Investment, Identifier [Axis]: Fidelity, FIAM Core Plus Commingled Pool Class J, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityFiamCorePlusCommingledPoolClassJMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 39,055,264
Investment, Identifier [Axis]: Fidelity, Fidelity Diversified International, Registered Investment Companies
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityFidelitydiversifiedInternationalMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 24,826,214
Investment, Identifier [Axis]: Fidelity, Fidelity Mid Cap Growth Index Fund, Registered Investment Companies
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityFidelitymidCapGrowthIndexFundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 32,806,974
Investment, Identifier [Axis]: Fidelity, Spartan 500 Index Pool Class C, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelitySpartan500IndexPoolClassCMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 134,887,340
Investment, Identifier [Axis]: Fidelity, Spartan Extended Market Index Pool Class C, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelitySpartanExtendedMarketIndexPoolClassCMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 12,084,155
Investment, Identifier [Axis]: Fidelity, Spartan Large Cap Growth Index Pool Class C, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelitySpartanLargeCapGrowthIndexPoolClassCMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 16,158,112
Investment, Identifier [Axis]: Fidelity, Spartan Large Cap Value Index Pool Class C, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelitySpartanLargeCapValueIndexPoolClassCMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 5,178,770
Investment, Identifier [Axis]: Fidelity, Spartan Small Cap Index Pool Class C, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelitySpartanSmallCapIndexPoolClassCMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 34,133,843
Investment, Identifier [Axis]: Fidelity, Spartan Total International Index Pool Class C, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelitySpartanTotalInternationalIndexPoolClassCMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 21,444,281
Investment, Identifier [Axis]: Fidelity, T. Rowe Price Blue Chip Growth Trust T2, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityT.RowePriceBlueChipGrowthTrustT2Member
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 131,807,759
Investment, Identifier [Axis]: Fidelity, TCW MetWest Low Duration Bond Fund Class I, Registered Investment Companies
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityTcwMetwestLowDurationBondFundClassIMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 12,206,323
Investment, Identifier [Axis]: Fidelity, Vanguard Institutional Target Retirement Inc, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardInstitutionalTargetRetirementIncMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 6,128,811
Investment, Identifier [Axis]: Fidelity, Vanguard Mid-Cap Value Index Fund Admiral Shares, Registered Investment Companies
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardMidCapValueIndexFundAdmiralSharesMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 23,723,867
Investment, Identifier [Axis]: Fidelity, Vanguard Retirement Savings Trust IV, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardRetirementSavingsTrustIvMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 42,107,242
Investment, Identifier [Axis]: Fidelity, Vanguard Target Retirement 2020 Trust II, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardTargetRetirement2020TrustIiMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 8,316,174
Investment, Identifier [Axis]: Fidelity, Vanguard Target Retirement 2025 Trust II, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardTargetRetirement2025TrustIiMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 39,326,147
Investment, Identifier [Axis]: Fidelity, Vanguard Target Retirement 2030 Trust II, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardTargetRetirement2030TrustIiMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 57,080,515
Investment, Identifier [Axis]: Fidelity, Vanguard Target Retirement 2035 Trust II, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardTargetRetirement2035TrustIiMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 58,197,730
Investment, Identifier [Axis]: Fidelity, Vanguard Target Retirement 2040 Trust II, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardTargetRetirement2040TrustIiMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 57,110,972
Investment, Identifier [Axis]: Fidelity, Vanguard Target Retirement 2045 Trust II, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardTargetRetirement2045TrustIiMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 45,778,853
Investment, Identifier [Axis]: Fidelity, Vanguard Target Retirement 2050 Trust II, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardTargetRetirement2050TrustIiMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 52,202,063
Investment, Identifier [Axis]: Fidelity, Vanguard Target Retirement 2055 Trust II, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardTargetRetirement2055TrustIiMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 47,702,137
Investment, Identifier [Axis]: Fidelity, Vanguard Target Retirement 2060 Trust II, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardTargetRetirement2060TrustIiMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 31,674,573
Investment, Identifier [Axis]: Fidelity, Vanguard Target Retirement 2065 Trust II, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardTargetRetirement2065TrustIiMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 10,238,284
Investment, Identifier [Axis]: Fidelity, Vanguard Target Retirement 2070 Trust II, Common Collective Trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardTargetRetirement2070TrustIiMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,549,070
Investment, Identifier [Axis]: Fidelity, Vanguard Treasury Money Market Fund Investor Shares, Registered Investment Companies
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	leco:FidelityVanguardTreasuryMoneyMarketFundInvestorSharesMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 14,555,360
Investment, Identifier [Axis]: Lincoln Electric Stock, Common Shares
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	leco:LincolnElectricStockMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Lincoln Electric Stock
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 168,399,752
Common/collective trusts
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Current Value	852,362,860
Registered investment companies
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Current Value	$ 206,848,437
Lincoln Electric Stock
Form 5500, Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Number of shares | shares	702,603